Other Long-Term Liabilities (Tables)	12 Months Ended
May. 02, 2015
Long-Term Liabilities

The Company had the following long-term liabilities at May 2, 2015 and May 3, 2014:

	May 2, 2015	May 3, 2014
Deferred rent	$94,952	$128,280
Microsoft Commercial Agreement financing transaction (see Note 11)	—	140,714
Tax liabilities and reserves	71,369	51,399
Pension Liability (a) (see Note 8)	—	11,154
Other	29,981	35,442

Total long-term liabilities	$196,302	$366,989

(a)	Pension liabilities of $14,216 as of May 2, 2015 were reclassed to short-term as the plan termination is expected to be settled within twelve months.